Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2008	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Property, Plant and Equipment [Line Items]
Property equipment, gross		$ 16,006		$ 16,006		$ 12,240	$ 9,362
Accumulated depreciation		(6,652)		(6,652)		(5,592)	(4,502)
Property equipment, Net		9,354		9,354		6,648	4,860
Depreciation		445	280	1,127	838	1,090	895	821
Sales lease back transaction, proceeds from sale of assets	18,250
Sales lease back transaction, gain on disposition of assets	726
Sales lease back transaction, expenses incurred related to sale of assets	523
Sale leaseback transaction, Lease Terms	20 years
Net gain on sale leaseback transaction	203	137		137		145	156
Sale leaseback transaction, Current period gain recognized				8	8	11	11	11
Land [Member]
Property, Plant and Equipment [Line Items]
Property equipment, gross		254		254		254	254
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property equipment, gross		2,023		2,023		1,604	1,085
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property equipment, gross		11,231		11,231		7,320	5,328
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property equipment, gross		1,505		1,505		1,379	1,114
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property equipment, gross		$ 993		$ 993		$ 1,683	$ 1,581